Share-Based Compensation - Additional Information (Details)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2021 PurchasePeriod	Oct. 31, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jan. 01, 2022 shares	Aug. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted to employees | $ / shares				$ 0.73		$ 3.6
Unrecognized compensation expense | $			$ 3,500	$ 3,500		$ 4,071,000
Unvested restricted stock period				1 year		1 year
Stock-based compensation expense | $				$ 1,353,000	$ 85,000	$ 646,000	$ 233,000
Increase in common stock reserved and available for issuance		560,000
Capitalized Internal-use Software Costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $				$ 22,000	$ 3,000	$ 40,000	$ 23,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years		4 years
Stock based award vesting description				Stock options granted with service conditions generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.		Stock options granted generally vest in 2 ways: (i) new hire grants vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months and (ii) annual option grants vest monthly over 48 months.
Option expire term				10 years		10 years
Unrecognized compensation expense, weighted average period for recognize				5 years 1 month 17 days		3 years 1 month 6 days
Requisite service period				4 years		4 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $						$ 138,000
Time Based Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $				$ 17,000		$ 36,000
Performance-Based Restricted stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period				8 years 3 months 18 days
Unvested restricted stock period						3 months
Stock-based compensation expense | $						$ 8,000
Number of consecutive days			90 days
Total grant date fair value | $			$ 31,000	$ 31,000
Performance-Based Restricted stock Award | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of shares			472,200
Modification of Terms of Profit Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $						$ 127,000
First Year from Commencement Date | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage				25.00%		25.00%
Tranche Two | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						48 months
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance									807,326
2020 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock shares issued							622,126
Restricted stock			40,000	40,000			490,379
2020 Plan | Unrestricted Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vested and converted				162,000			104,598
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance		3,600,000	4,800,000	4,800,000
Percentage of increase in common stock reserved and available for issuance		5.00%
Common stock shares added to plan								1,200,000
2021 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock shares issued						0
Restricted stock						202,482
Restricted stock, forfeited						52,263
Restricted stock, vested						235,634
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of increase in common stock reserved and available for issuance	85.00%
Stock-based compensation expense | $				$ 105,000
Number of shares issued during period				81,000
Offering period commencement date				Feb. 15, 2022
Offering period	24 months
Number of purchase periods | PurchasePeriod	4
Two Thousand Twenty One Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance		280,000	516,000	516,000
Percentage of increase in common stock reserved and available for issuance		1.00%
Common stock shares added to plan								236,000